UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2011

Item 1. Report to Stockholders.

ANNUAL REPORT

December 31, 2011

Congress Large Cap Growth Fund
Annual Letter to Mutual Fund Shareholders
For the period January 1, 2011 to December 31, 2011

Dear Shareholder:

Performance Highlights:

The stock market ended 2011 in barely positive territory after a strong fourth quarter offset a negative third quarter.  For the fourth quarter ended December 31, 2011 the Congress Large Cap Growth Fund, Class R (“the  Fund”) returned 10.90% compared with 10.61% for the Russell 1000® Growth Index (“the Index”).  For the one year ended December 31, 2011, the Fund returned 2.79% compared with 2.64% for the Index.

Positive factors that helped our relative performance for the year were security selection in the consumer discretionary sector (+ 128 basis points) and security selection in the industrial sector (+270bp).  Negative factors that hurt our relative performance for the period were selection in energy (-92bp) and finance (-109bp).

Market Commentary:

The market began 2011 in positive fashion bolstered by strong corporate earnings growth, continued low interest rates and benign inflation.  That trend reversed beginning in May as the market reacted to the economic implications of the earthquake and tsunami in Japan.  At the same time, it became apparent that Greece’s debt problems were here for the long haul and that other Eurozone economies such as Italy, Spain and Portugal were facing economic problems of their own.  This culminated in September with the S&P 500® Index down 7%.

The market reversed course in October as measured by the 11.0% return for the

S&P 500.  The European Central Bank and Eurozone political leaders seemed to agree on a plan to bolster the weaker members of the Union.  This breathed new life into the market.  Combined with continued strong corporate earnings and record levels of cash on corporate balance sheets, the stock market staged a broad base rally.

As 2012 progresses there is no shortage of concerns.  Despite a seemingly endless string of headlines, Greece has not approved a second fiscal package designed to decrease their debt obligations.  A larger concern may be whether Europe itself can avoid a recession caused by the debt imbalances built up over the last few years.  As these concerns have mounted, investors have increasingly looked to the US and developing countries to sustain economic growth.

The US has made notable progress recovering from the mortgage crisis that began in 2008.  Banks and other financial institutions continue to work through bad mortgages amid indications that loan growth and capital levels have improved.  In addition, the January employment report indicated that 257 thousand private jobs were created and the unemployment rate declined to 8.3%.  While we are far from fully recovered, the economy has continued its slow recovery.

Portfolio Commentary:

The portfolio remains fully invested in established growth companies.  The economic recovery from the 2008 mortgage crisis has been more muted than other recoveries, likely attributable to the depth of the financial crisis.  During the crisis, many leading companies decreased their cost structures resulting in higher levels of profitability as the economy has slowly recovered.  Greater levels of hiring than witnessed in January, 2012 would help cement a more stable and robust recovery.

At year end, the two largest holdings in the portfolio were Intuitive Surgical and Apple.  Intuitive Surgical rebounded nicely in 2011 after a difficult 2010.  The maker of DaVinci robotic surgery machines experienced good procedure growth, i.e. their robots were used in more surgeries, bolstering earnings and easing concerns about future growth opportunities.  Apple continued to exhibit strong growth driven by its iPhones and iPads.

At 25.5%, technology represents the largest economic sector in the portfolio.  Our technology holdings in general have strong balance sheets with little or no debt.  The consumer sectors, staples and discretionary, combined make up another 26.4% of the portfolio.  The US consumer has shown resilience during this slow economic recovery.  Many of our consumer holdings, such as Kraft and Starbucks also have significant exposure to the developing parts of the world like China.

In Closing:

Thank you for the confidence you place in us and for your investment in the Fund.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Alfred A. Lagan, CFA	Gregg A. O’Keefe, CFA

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers.  In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

A basis point is one hundredth of a percentage point (0.01%).

Congress Large Cap Growth Fund is distributed by Quasar Distributors, LLC

CONGRESS LARGE CAP GROWTH FUND

SECTOR ALLOCATION at December 31, 2011 (Unaudited)

Sector Allocation	Percent of Net Assets

Information Technology	25.5%
Consumer Staples	15.2%
Industrials	14.5%
Energy	11.3%
Consumer Discretionary	11.2%
Health Care	9.4%
Materials	4.7%
Financials	3.7%
Telecommunications	2.1%
Cash*	2.4%
Net Assets	100.0%

*	Cash Equivalents and Liabilities in Excess of Other Assets.

EXPENSE EXAMPLE For the Six Months Ended December 31, 2011 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/11 – 12/31/11).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use

CONGRESS LARGE CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended December 31, 2011 (Unaudited) (Continued)

the information in the example, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/11	12/31/11	7/1/11 – 12/31/11

Class R Actual	$1,000	$ 960	$7.02*

Class R Hypothetical
(5% return before expenses)	$1,000	$1,018	$7.22*

Class I Actual	$1,000	$ 961	$5.78**

Class I Hypothetical
(5% return before expenses)	$1,000	$1,019	$5.96**

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.00%, (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.75% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect one-half year period).

CONGRESS LARGE CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 1000® GROWTH INDEX AND S&P 500® INDEX

Returns for the year ended December 31, 2011

		Annualized
		Since Inception
	One Year	(3/31/2009)
Congress Large Cap Growth Fund, Class R	2.79%	16.28%
Russell 1000® Growth Index	2.64%	21.62%
S&P 500® Index	2.11%	20.47%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

VALUE OF $500,000 VS. RUSSELL 1000® GROWTH INDEX AND S&P 500® INDEX

Returns for the year ended December 31, 2011

		Annualized
		Since Inception
	One Year	(4/30/2010)
Congress Large Cap Growth Fund, Class I	3.04%	6.53%
Russell 1000® Growth Index	2.64%	7.71%
S&P 500® Index	2.11%	5.73%

This chart illustrates the performance of a hypothetical $500,000 investment made on April 30, 2010, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2011

Shares		Value

COMMON STOCKS: 97.6%

Capital Goods: 9.7%
10,600	Deere & Co.	$819,910
24,600	Fastenal Co.	1,072,806
5,300	Goodrich Corp.	655,610
10,000	United
	Technologies Corp.	730,900
		3,279,226
Consumer Durables &
Apparel: 1.9%
10,700	Coach, Inc.	653,128

Consumer Services: 5.4%
9,300	McDonald’s Corp.	933,069
19,000	Starbucks Corp.	874,190
		1,807,259
Diversified Financials: 3.7%
14,000	Capital One
	Financial Corp.	592,060
11,400	T. Rowe Price
	Group, Inc.	649,230
		1,241,290
Energy: 11.3%
12,500	Devon Energy Corp.	775,000
10,000	Exxon Mobil Corp.	847,600
12,000	National Oilwell
	Varco, Inc.	815,880
8,000	Occidental
	Petroleum Corp.	749,600
9,400	Schlumberger Ltd.	642,114
		3,830,194

Food & Staples Retailing: 2.5%
25,800	Walgreen Co.	852,948

Food, Beverage & Tobacco: 10.0%
12,800	The Coca Cola Co.	895,616
10,900	The J.M. Smucker Co.	852,053
25,700	Kraft Foods,
	Inc. - Class A	960,152
10,000	Mead Johnson
	Nutrition Co.	687,300
		3,395,121
Health Care Equipment
& Services: 9.4%
9,000	Becton,
	Dickinson and Co.	672,480
11,200	Cerner Corp.*	686,000
2,400	Intuitive Surgical, Inc.*	1,111,224
20,500	St. Jude Medical, Inc.	703,150
		3,172,854

Household & Personal
Products: 2.6%
9,500	Colgate-Palmolive Co.	877,705

Materials: 4.7%
15,300	E.I. du Pont de
	Nemours & Co.	700,434
8,300	Praxair, Inc.	887,270
		1,587,704
Other Information Services: 2.3%
1,200	Google, Inc.*	775,080

Retailing: 3.9%
15,500	The TJX Companies, Inc.	1,000,525
3,900	Dollar Tree, Inc.*	324,129
		1,324,654
Semiconductors &
Semiconductor Equipment: 0.9%
11,300	Arm Holdings
	PLC - ADR	312,671

Software & Services: 9.6%
17,200	Accenture PLC	915,556
13,000	Check Point Software
	Technologies Ltd.*	683,020
4,900	International Business
	Machines Corp.	901,012
15,000	Teradata Corp.*	727,650
		3,227,238
Technology Hardware
& Equipment: 12.8%
2,700	Apple, Inc.*	1,093,500
54,000	Cisco Systems, Inc.	976,320
33,300	EMC Corp.*	717,282
29,300	Juniper Networks, Inc.*	598,013
17,110	QUALCOMM, Inc.	935,917
		4,321,032

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Continued)

Shares		Value

Telecommunication
Services: 2.1%
12,000	American
	Tower Corp.*	$720,120

Transportation: 4.8%
11,400	Canadian National
	Railway Co.	895,584
9,900	United Parcel
	Service, Inc.	724,581
		1,620,165

TOTAL COMMON STOCKS
(Cost $28,465,401)		32,998,389

SHORT-TERM INVESTMENT: 2.5%

Money Market Fund: 2.5%
843,925	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.097% (a)	843,925

TOTAL SHORT-TERM
INVESTMENT
(Cost $843,925)		843,925

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $29,309,326)		33,842,314
Liabilities in Excess of
Other Assets: (0.1)%		(21,665)

TOTAL NET
ASSETS: 100.0%		$33,820,649

*	Non-income producing security.
ADR – American Depository Receipt
(a)	7-day yield as of December 31, 2011

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2011

ASSETS:
Investments in securities, at value
(Cost $29,309,326) (Note 2)	$33,842,314
Cash	3,083
Receivables:
Dividends and interest	29,669
Fund shares sold	183
Prepaid expenses	2,482
Total assets	33,877,731

LIABILITIES:
Payables:
Administration fees	6,525
Investment advisory fees, net	1,721
Custody fees	829
Distribution fees	8,650
Fund accounting fees	5,937
Transfer agent fees	5,519
Chief Compliance Officer fees	1,229
Other accrued expenses	26,672
Total liabilities	57,082
NET ASSETS	$33,820,649

COMPONENTS OF NET ASSETS:
Paid-in capital	$30,743,243
Undistributed net investment income	734
Accumulated net realized loss on investments	(1,456,316)
Net unrealized appreciation on investments	4,532,988
Net assets	$33,820,649

Class R:
Net assets	$14,070,846
Shares issued and outstanding (unlimited number
of shares authorized without par value)	940,154
Net asset value, and redemption price per share	$14.97

Class I:
Net assets	$19,749,803
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,319,331
Net asset value, and redemption price per share	$14.97

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2011

INVESTMENT INCOME
Dividends (net of $2,252 foreign withholding tax)	$506,097
Interest	587
Total investment income	506,684

EXPENSES (NOTE 3)
Investment advisory fees	164,449
Administration fees	45,093
Transfer agent fees	42,229
Fund accounting fees	40,488
Distribution fees	34,287
Registration fees	29,962
Audit fees	20,839
Reports to shareholders	10,126
Miscellaneous expenses	9,848
Chief Compliance Officer fees	7,479
Legal fees	5,120
Custody fees	4,475
Trustee fees	4,355
Insurance expense	1,734
Total expenses	420,484
Less: fees waived	(139,524)
Net expenses	280,960
Net investment income	225,724

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(162,230)
Change in net unrealized appreciation on investments	714,838
Net realized and unrealized gain on investments	552,608
Net increase in net assets
resulting from operations	$778,332

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2011	2010

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$225,724	$176,815
Net realized loss on investments	(162,230)	(1,285,229)
Change in net unrealized
appreciation on investments	714,838	3,225,056
Net increase in net assets
resulting from operations	778,332	2,116,642

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(225,641)	(176,058)
Total distributions to shareholders	(225,641)	(176,058)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares - Class R (a)(b)	2,180,238	4,890,500
Net increase in net assets derived
from net change in outstanding
shares - Class I (a)	761,487	17,808,938
Total increase in net assets from
capital share transactions	2,941,725	22,699,438
Total increase in net assets	3,494,416	24,640,022

NET ASSETS
Beginning of year	30,326,233	5,686,211
End of year	$33,820,649	$30,326,233
Undistributed net investment income	$734	$781

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	December 31, 2011		December 31, 2010
	Shares	Value	Shares	Value
Class R
Shares sold	335,300	$5,087,856	1,033,472	$6,086,104
Shares issued in
reinvestment of distributions	2,479	37,279	1,799	26,338
Shares redeemed (b)	(200,342)	(2,944,897)	(658,374)	(1,221,942)
Net increase	137,437	$2,180,238	376,897	$4,890,500

(b)	Net of redemption fees of $410 and $508.

	Period Ended		Period Ended
	December 31, 2011		December 31, 2010*
	Shares	Value	Shares	Value
Class I
Shares sold	40,188	$610,056	1,509,577	$20,688,114
Shares issued in
reinvestment of distributions	10,070	151,446	8,253	120,824
Shares redeemed	(1)	(15)	(248,756)	(3,000,000)
Net increase	50,257	$761,487	1,269,074	$17,808,938

*	Class I shares have been offered since April 30, 2010.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

CLASS R

	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,
	2011	2010	2009*

Net asset value, beginning of year/period	$14.64	$13.35	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.08	0.03
Net realized and unrealized gain
on investments	0.33	1.28	3.35
Total from investment operations	0.41	1.36	3.38

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.07)	(0.03)
Paid-in capital from
redemption fees (Note 2)	— **	— **	—	**
Net asset value, end of year/period	$14.97	$14.64	$13.35
Total Return	2.79%	10.18%	33.76%	^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$14.1	$11.7	$5.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.42%	2.10%	8.15	%+
After fees waived and
expenses absorbed	1.00%	1.06%#	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	0.13%	(0.47)%	(6.39	)%+
After fees waived
and expenses absorbed	0.55%	0.57%	0.51	%+
Portfolio turnover rate	31%	69%	38	%^

*	The Fund and Class R shares commenced operations on March 31, 2009.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Class R shares annual ratio of expenses to 1.00% of the Class R daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

CLASS I

	Year Ended	Period Ended
	December 31,	December 31,
	2011	2010*

Net asset value, beginning of year/period	$14.64	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.10
Net realized and unrealized gain on investments	0.33	0.98
Total from investment operations	0.45	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.10)
From net realized gain	—	—
Paid-in capital from redemption fees (Note 2)	—	—
Net asset value, end of year/period	$14.97	$14.64
Total Return	3.04%	7.88%	^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$19.7	$18.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.17%	1.39	%+
After fees waived and expenses absorbed	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.36%	0.42	%+
After fees waived and expenses absorbed	0.78%	1.06	%+
Portfolio turnover rate	31%	69	%^

*	Class I shares have been offered since April 30, 2010.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Fund commenced operations on March 31, 2009.

The Fund offers Class R and Class I shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  At December 31, 2011, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$32,998,389	$—	$—	$32,998,389
Short-Term Investment	843,925	—	—	843,925
Total Investments in Securities	$33,842,314	$—	$—	$33,842,314

^	See Schedule of Investments for industry breakout.

There were no transfers into or out of Levels 1 and 2 during the year ended December 31, 2011 for the Fund.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2011, the Fund had post October losses of $47,823.  At December 31, 2011, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2017	$8,963
December 31, 2018	1,239,509
No Expiration	123,586	Short-term loss
No Expiration	27,274	Long-term loss
	$1,399,332

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns field for open tax year (2009-2010), or expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net assets per value per share.  For the year ended December 31, 2011, the Fund decreased undistributed net investment income by $130 and decreased accumulated net realized loss on investments by $130.  Net assets were not affected by the change.

I.
Subsequent events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Please see Note 7 for additional subsequent information.

J.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the year ended December 31, 2011, the Fund incurred $ 164,449 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s R Class annual ratio of expenses to 1.00% and I Class annual ratio of expenses to 0.75% of the Fund’s average daily net assets respectively.  For the year ended December 31, 2011, the Advisor waived $139,524 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At December 31, 2011, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Fund that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Year of Expiration	Amount
December 31, 2012	$138,944
December 31, 2013	$166,354
December 31, 2014	$139,524
Total	$444,822

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the year ended December 31, 2011, the Fund incurred $45,093 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended December 31, 2011, the Fund was allocated $7,479 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class R shares.  The Plan provides that the Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Class R shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  For the year ended December 31, 2011,  the Fund incurred $34,287 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Fund for the year ended December 31, 2011, were $12,862,109 and $10,117,640, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2011.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2011 and period ended December 31, 2010 for the Fund was as follows:

	2011	2010
Distributions paid from:
Ordinary Income	$225,641	$176,058
Long-term capital gain	—	—
	$225,641	$176,058

As of December 31, 2011, the components of the accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$29,318,538
Gross unrealized appreciation on investments	5,558,110
Gross unrealized depreciation on investments	(1,034,334)
Net unrealized appreciation on investments	$4,523,776
Undistributed ordinary income	785
Undistributed long-term capital gain	—
Total distributable earnings	785
Other accumulated gains/(losses)	(1,447,155)
Total accumulated earnings/(losses)	$3,077,406

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility to be used for temporary or extraordinary purposes. The maximum amount available for the Fund is $5,000,000.  During the year ended December 31, 2011, the Fund did not draw on the line of credit and there was no loan payable balance for the Fund at December 31, 2011.

NOTE 7 – ADDITIONAL SUBSEQUENT INFORMATION
(Unaudited)

On January 20, 2012 Congress Large Cap Growth Fund, Class I, had a redemption representing approximately 56% of the Fund’s net assets at the time of the transaction.

CONGRESS LARGE CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Congress Large Cap Growth Fund and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Congress Large Cap Growth Fund (the “Fund”), a series of Professionally Managed Portfolios, as of December 31, 2011 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period March 31, 2009 (commencement of operation) to December 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Congress Large Cap Growth Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2012

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 8 and 9, 2011, the Board (which was comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the Congress Large Cap Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Congress Asset Management Company, LLC (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on  May 18 and 19, 2011, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.	The Fund’s historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund outperformed its peer group median for the year-to-date time period, but underperformed its peer group median for the one-year time period.  The Board took into consideration the short period of time the Fund had been operational.

The Board also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that Congress had contractually agreed to maintain an annual expense ratio of 1.00% for its Class R Shares and 0.75% for the Class I Shares.  The Trustees noted that the Fund’s advisory fees and net expense ratio were below its peer group median.

The Board took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust	Served	Past Five Years	by Trustees	Held

Independent Trustees of the Trust(1)

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee,
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and
2020 E. Financial Way			business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The
Fund Services, LLC		May 1991.	Officer, Rockefeller		University of
2020 E. Financial Way			Trust Co., (prior		Virginia Law
Suite 100			thereto Senior Vice		School
Glendora, CA 91741			President), and		Foundation.
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust	Served	Past Five Years	by Trustees	Held

Carl A. Froebel	Trustee	Indefinite	Former owner, Golf	1	None.
(born 1938)		Term;	Adventures, LLC,
c/o U.S. Bancorp		Since	(Vacation Services);
Fund Services, LLC		May 1991.	formerly, President
2020 E. Financial Way			and Founder, National
Suite 100			Investor Data Services,
Glendora, CA 91741			Inc. (investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant; formerly,	1	Independent
(born 1950)		Term;	Executive Vice		Trustee, The
c/o U.S. Bancorp		Since	President, Investment		Managers
Fund Services, LLC		May 1991.	Company		Funds;
2020 E. Financial Way			Administration,		Trustee,
Suite 100			LLC (mutual fund		Managers
Glendora, CA 91741			administrator).		AMG Funds,
Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual
Funds.

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust	Served	Past Five Years	by Trustees	Held

Interested Trustee and Officers of the Trust

Eric W. Falkeis(3)	President	Indefinite	Senior Vice	1	None.
(born 1973)		Term;	President and
c/o U.S. Bancorp		Since	Chief Financial
Fund Services, LLC		January	Officer (and
615 East Michigan St.		2011.	other positions),
Milwaukee, WI 53202	Trustee	Indefinite	U.S. Bancorp Fund
		Term;	Services, LLC,
		Since	since 1997.
September
2011.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President, U.S.	Not	Not
(born 1973)		Term;	Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC,
Fund Services, LLC		November	since 2006; formerly,
615 East Michigan St.		2009.	Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007;
Suite 100			formerly, Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust	Served	Past Five Years	by Trustees	Held

Donna Barrette	Chief	Indefinite	Vice President and	Not	Not
(born 1966)	Compliance	Term;	Compliance Officer,	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	U.S. Bancorp Fund
Fund Services, LLC		July 2011.	Services, LLC
615 East Michigan St.	Anti-Money	Indefinite	since August 2004.
Milwaukee, WI 53202	Laundering	Term;
	Officer	Since
July 2011.
	Vice	Indefinite
	President	Term;
	Since	July 2011.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to The Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

CONGRESS LARGE CAP GROWTH FUND

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
(Unaudited)

For the fiscal year ended December 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2011 was as follows:

Congress Large Cap Growth Fund99.65%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CONGRESS LARGE CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund, Class R
Symbol – CAMLX
CUSIP – 742935216
Congress Large Cap Growth Fund, Class I
Symbol – CMLIX
CUSIP – 74216J789

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$18,500	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,400	$2,300
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date  2/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date  2/27/12

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date  02/23/12

* Print the name and title of each signing officer under his or her signature.